DISTRIBUTION OF PROFIT (Details)	1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Jan. 30, 2012 USD ($)	Jan. 30, 2012 CNY	Sep. 30, 2013 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Distribution of Profit [Abstract]
Dividend distribute to shareholders	$ 842,554	5,316,500			$ 842,554	$ 842,554	$ 4,364,650